OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [text block] [Abstract]
Disclosure of other provisions [text block]
	Provisions for financial commitments and guarantees £m	Payment protection insurance £m	Other regulatory provisions £m	Vacant leasehold property £m	Other £m	Total £m
At 31 December 2017	30	2,778	1,292	56	1,390	5,546
Adjustment on adoption of IFRS 9 (note 54)	243					243
Balance at 1 January 2018	273					5,789
Exchange and other adjustments	(7)	100	1	–	41	135
Provisions applied	–	(2,104)	(1,032)	(44)	(619)	(3,799)
Charge for the year	(73)	750	600	50	95	1,422
At 31 December 2018	193	1,524	861	62	907	3,547